Summary of Derivative Instruments (Detail) - Designated as Hedging Instrument - Interest Rate Swap $ in Thousands	Jun. 30, 2023 USD ($)
Derivative [Line Items]
Notional amounts	$ 2,084,869
Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 2,084,869